ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY - CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating expenses:
Total Operating expenses	¥ (733,043)	$ (103,247)	¥ (649,694)	¥ (755,527)
Other expenses:
Others, net	(3,577)	(504)	1,944	(479)
Net (loss)/income	(134,515)	(18,947)	86,504	(127,250)
Net (loss)/income attributable to the Sound Group Inc.'s ordinary shareholders	(126,651)	(17,839)	86,517	(127,250)
Net (loss)/income	(134,515)	(18,947)	86,504	(127,250)
Other comprehensive (loss)/income:
Foreign currency translation adjustments	3,277	462	24,314	(7,848)
Total other comprehensive (loss)/income	3,277	462	24,314	(7,848)
Comprehensive (loss)/income attributable to the Sound Group Inc.'s ordinary shareholders	(123,285)	$ (17,365)	110,831	(135,098)
Parent company | Reportable legal entity
Operating expenses:
Total Operating expenses	(107,380)		(15,966)	(19,010)
Other expenses:
(Loss)/income from subsidiaries	(14,852)		100,300	(109,046)
Others, net	(4,419)		2,183	806
Net (loss)/income	(126,651)		86,517	(127,250)
Net (loss)/income attributable to the Sound Group Inc.'s ordinary shareholders	(126,651)		86,517	(127,250)
Net (loss)/income	(126,651)		86,517	(127,250)
Other comprehensive (loss)/income:
Foreign currency translation adjustments	3,366		24,314	(7,848)
Total other comprehensive (loss)/income	3,366		24,314	(7,848)
Comprehensive (loss)/income attributable to the Sound Group Inc.'s ordinary shareholders	¥ (123,285)		¥ 110,831	¥ (135,098)